Future Impact of Recently Issued Accounting Standards not yet in Effect:	12 Months Ended
Dec. 31, 2017
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Future Impact of Recently Issued Accounting Standards not yet in Effect:

Note 26. Future Impact of Recently Issued Accounting Standards not yet in Effect:

The Company has not applied the following standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.

IFRS 15, Revenue from Contracts with Customers

In May 2014, the IASB issued the IFRS 15 Revenue from Contracts with Customers, which establishes a 5-step model to determine the timing and amount to be applied accounted for as in the revenue recognition. The new standard replaces existing revenue recognition guidelines, including the IAS 18 Revenue, IAS 11 Construction Contracts and IFRIC 13 Customer Loyalty Programs.

The standard is effective for annual periods beginning on January 1, 2018 and its early adoption is permitted. The standard permits to elect between the retrospective method and modified retrospective approach. The Company plans to adopt the IFRS 15 in its consolidated financial statements on January 1, 2018 using modified retrospective approach (prospective method).

The transition considerations that the company take into account by applying the modified retrospective approach (prospective method) in the adoption of the IFRS 15 involve the recognition of the cumulative effect of the adoption of the IFRS 15 as of January 1, 2018; consequently, there is no obligation under this method to restate the comparative financial information for the years ended December 31, 2016 and 2017, nor to adjust the amounts that arise as a result of the accounting differences between the current accounting standard “IAS 18” and the new standard, IFRS 15.

The Company has conducted a qualitative and quantitative evaluation of the impacts that the adoption of the IFRS 15 will have in its consolidated financial statements. The evaluation includes, among others, the following activities:

•	Analysis of contracts with customers and their main characteristics;

•	Identification of the performance obligations included in such contracts;

•	Determination of the transaction price and the effects derived from by the variable consideration;

•	Allocation of the transaction price to each performance obligation;

•	Analysis of the timing when the revenue should be recognized, either at a point in time or over time, as appropriate;

•	Analysis of the disclosures required by the IFRS 15 and their impacts on internal processes and controls; and

•	Analysis of the potential costs of obtaining and fulfilling contracts with customers that should be capitalized in accordance with the requirements of the new IFRS 15.

As of today, the Company has completed the analysis of the new standard. The Company has concluded that there will be no significant impacts on the consolidated financial statements derived from the adoption of the IFRS 15. However, IFRS 15 provides presentation and disclosure requirements, which are more detailed than under current IFRS. The presentation requirements represent a significant change from current practice and significantly increases the volume of disclosures required in the consolidated financial statements. In 2017 the Company developed and started testing of appropriate systems, internal controls, policies and procedures necessary to collect and disclose the required information.

As of December 31th, 2017, the consolidated and business unit level accounting policies in regards to the income revenue recognition have been modified and submitted for approval of the Company’s Audit Committee of the Company, with the objective that these are fully implemented as of January 1, 2018, which will establish the new bases of accounting for revenues from contracts with customers under the IFRS 15. Similarly, the Company has analyzed and evaluated the aspects related to internal control derived from IFRS 15 adoption, with the objective of ensuring that the Company’s internal control environment is appropriate for the effects of the process of financial reporting.

IFRS 16, Leases

In January 2016, the IASB issued IFRS 16 Leases, with which it introduces a unique accounting lease model for tenants. The tenant recognizes an asset by right of use that represents the right to use the underlying asset and a lease liability that represents the obligation to make lease payments.

The standard is effective for the annual periods started on January 1st, 2019. Early adoption is permitted for entities applying IFRS 15 on the initial application date. The Company plans to adopt the new IFRS 16 in its consolidated financial statements on January 1st, 2019, using the modified retrospective approach.

The transition considerations required to be taken into account by the Company by the modified retrospective approach that it will use to adopt the new IFRS 16 involve recognizing the cumulative effect of the adoption of the new standard as from January 1st, 2019. For this reason, the financial information will not be reestablished by the exercises to be presented (exercises completed as of December 31, 2017 and 2018). Likewise, as of the transition date to IFRS 16 (January 1st 2019), the Company may elect to apply the new definition of “leasing” to all contracts, or to apply the practical dossier of “Grandfather” and continue to consider as contracts for Leasing those who qualified as such under the previous accounting rules “IAS 17 – Leases” and “IFRIC 4 – Determination of whether a contract contains a lease”.

Currently, the Company is conducting a qualitative and quantitative assessment of the impacts that the adoption of IFRS 16 will originate in its consolidated financial statements. The evaluation includes, among others, the following activities:

•	Detailed analysis of the leasing contracts and the characteristics of the same that would cause an impact in the determination of the right of use and the financial liabilities.

•	Identification of the exceptions provided by IFRS 16 that may apply to the Company;

•	Identification and determination of costs associated with leasing contracts;

•	Identification of currencies in which lease contracts are denominated;

•	Analysis of renewal options and improvements to leased assets, as well as amortization periods;

•	Analysis of the revelations required by the IFRS 16 and the impacts of the same in internal processes and controls; and

•	Analysis of the interest rate used in determining the present value of the lease payments of the different assets for which a right of use must be recognized.

The main impacts at a consolidated level, as well as the business unit level are derived from the recognition of leased assets as rights of use and liabilities for the obligation to make such payments. In addition, the linear operating lease expense is replaced by a depreciation expense for the right to use the assets and the interest expense of the lease liabilities that will be recognized at present value.

Based on the analysis carried out by the Company, the operations of Mexico, Brazil and Colombia are those that would particularly the significantly affected on the consolidated financial statements of the Company due to the number of leases that will be in force at the date of adoption of the IFRS 16, as well as the natural growth of the business.

At the date of issuance of these consolidated financial statements, Coca-Cola FEMSA still has not decided whether or not to use the optional exemptions or practical dossiers that the new standard allows, so it is still in the process of quantifying the impact of the adoption of IFRS 16 on consolidated financial statements of the Company.

IFRS 9, Financial Instruments

IFRS 9 Financial Instruments sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 contains a new classification and measurement approach for financial assets that reflects the business model in which assets and cash flow are managed. IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost fair value through OCI (FVOCI) and fair value through profit and loss (FVTPL). The standard eliminates the existing IAS 39 categories of held to maturity, loans and receivables and available for sale.

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with a forward-looking ‘expected credit loss’ (ECL) model. This will require considerable judgement about how changes in economic factors affect ECLs, which will be determined on a probability-weighted basis. The new impairment model will apply to financial assets measured at amortized cost and FVOCI, except for investments in equity instruments, and to contract assets.

Furthermore, IFRS 9 requires the Company to ensure that hedge accounting relationships are aligned with the Group’s risk management objectives and strategy and to apply a more qualitative and forward-looking approach to assessing hedge effectiveness. IFRS 9 also introduces new requirements on rebalancing hedge relationships and prohibiting voluntary discontinuation of hedge accounting. IFRS 9 largely retains the existing requirements in IAS 39 for the classification of financial liabilities.

This standard is effective for annual periods beginning on or after 1 January 2018 and the Company plans to adopt IFRS 9 in its consolidated financial statements on January 1, 2018. For Hedge Accounting, IFRS 9 was adopted prospectively. Regarding Classification and Measurement, the Company will not reestablish financial information for the comparative year given that the business models of financial assets will not originate any accounting difference between the adoption and comparative year. Therefore the comparative figures under IFRS 9 and IAS 39 will be consistent. In relation to Impairment, the adoption approach will be prospective; however, financial information will not be reestablished for comparative periods (year ended December 31, 2017 and 2016).

The Company performed a qualitative and quantitative assessment of the impacts of IFRS 9. The activities that have been carried out are:

•	Review and documentation of the business models for financial assets, accounting policies, processes and internal controls related to financial instruments.

•	Analysis of financial assets and their impact in the expected loss model required under IFRS 9.

•	Update of documentation of the hedging relationships, as well as the policies for hedge accounting, and internal controls.

•	Determination of the model to compute the loss allowances based on the Expected Loss model.

•	Analysis of the new disclosures required by IFRS 9 and its impacts on internal processes and controls for the Company.

The Company has carried out an analysis for the business models that best suit the current management of its financial assets.

For classification and measurement and hedge accounting there were no significant changes identified, except those related to the documentation of the business model and their cash flow characteristics. There was also a need to update the hedge relationships documentation. Therefore, no significant impacts are expected in the financial information that requires adjustments for the adoption of IFRS 9 in the consolidated financial statements in relation to the Classification, Measurement and Hedge Accounting.

An analysis was carried out to determine of the impact of the new Expected Loss model of financial assets to calculate the provisions that should be recorded. An increase is not expected for the provisions of financial assets under the new standard because the accounts receivable are characterized by recovering in the short term, which results in estimates of expected loss that converge to the provisions under IAS 39.

As of December 31, 2017, the Company has defined policies and procedures to the adoption of the new standard, strengthening the control information, and has prepared Manuals and Processes for Operation, Management and Risk Management.

IFRS 2 Classification and Measurement of Share-based Payment Transactions — Amendments to IFRS 2

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled.

On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The amendments are effective for annual periods beginning on or after 1 January 2018, with early application permitted. The Company does not expect the effect of the amendments to be significant to its consolidated financial statements.

Annual Improvements 2014-2016 Cycle (issued in December 2016)

These improvements include:

IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration

The Interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognises the non-monetaryasset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine the transaction date for each payment or receipt of advance consideration. Entities may apply the amendments on a fully retrospective basis.

Alternatively, an entity may apply the Interpretation prospectively to all assets, expenses and income in its scope that are initially recognised on or after:

i)	The beginning of the reporting period in which the entity first applies the interpretation. Or

ii)	The beginning of a prior reporting period presented as comparative information in the financial statements of the reporting period in which the entity first applies the interpretation.

The Interpretation is effective for annual periods beginning on or after 1 January 2018. Early application of interpretation is permitted and must be disclosed. However, since the Group’s current practice is in line with the Interpretation, the Group does not expect any effect on its consolidated financial statements.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

i)	Whether an entity considers uncertain tax treatments separately

ii)	The assumptions an entity makes about the examination of tax treatments by taxation authorities

iii)	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

iv)	How an entity considers changes in facts and circumstances

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after 1 January 2019, but certain transition reliefs are available. The Company is still in the process of quantifying the impact of the adoption of the IFRIC 23 in the consolidated financial statements.